UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:   FDP Series, Inc.

FDP BlackRock Capital Appreciation Fund

FDP BlackRock CoreAlpha Bond Fund

FDP BlackRock Equity Dividend Fund

FDP BlackRock International Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 08/31/2018

Explanatory Note:

FDP BlackRock CoreAlpha Bond Fund (the “New Fund”), a newly created series of newly created FDP Series II, Inc., a Maryland corporation, is the successor to FDP BlackRock CoreAlpha Bond Fund (the “Fund”), a series of FDP Series, Inc., pursuant to a reorganization (the “Reorganization”) that took place on September 17, 2018. The New Fund was created for the purpose of receiving the assets of the Fund and carried on no business activities prior to the Reorganization. Upon consummation of the Reorganization, shareholders of the Fund became shareholders of the New Fund.

The New Fund has the same investment objective, strategies and policies, investment adviser, portfolio management team and service providers as the Fund. The Fund is the performance and accounting survivor of the Reorganization, meaning that the New Fund assumed the performance and financial history of the Fund at the completion of the Reorganization.

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) August 31, 2018	FDP BlackRock Capital Appreciation Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.8%

Aerospace & Defense — 1.0%
TransDigm Group, Inc.(a)	2,219	$776,650

Automobiles — 0.7%
Tesla, Inc.(a)	1,710	515,839

Banks — 1.9%
Bank of America Corp.	26,247	811,820
First Republic Bank	7,143	725,657

		1,537,477
Beverages — 2.4%
Constellation Brands, Inc., Class A	9,249	1,925,642

Biotechnology — 0.9%
Vertex Pharmaceuticals, Inc.(a)	4,008	739,075

Capital Markets — 3.7%
CME Group, Inc.	3,799	663,799
E*Trade Financial Corp.(a)	18,813	1,107,333
S&P Global, Inc.	5,438	1,125,938

		2,897,070
Chemicals — 2.4%
DowDuPont, Inc.	6,519	457,178
Praxair, Inc.	2,817	445,621
Sherwin-Williams Co.	2,197	1,000,909

		1,903,708
Construction Materials — 0.9%
Vulcan Materials Co.	6,689	741,141

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	4,866	1,015,632

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc.(a)	8,220	284,905

Equity Real Estate Investment Trusts (REITs) — 1.4%
SBA Communications Corp.(a)	7,170	1,112,999

Health Care Equipment & Supplies — 4.0%
Becton Dickinson & Co.	6,331	1,657,899
Boston Scientific Corp.(a)	42,964	1,527,800

		3,185,699
Health Care Providers & Services — 5.4%
Centene Corp.(a)	4,342	636,016
UnitedHealth Group, Inc.	13,574	3,644,076

		4,280,092
Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza, Inc.	2,985	891,202

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	4,493	714,657

Security	Shares	Value
Industrial Conglomerates (continued)
Roper Technologies, Inc.	2,522	$752,489

		1,467,146
Internet & Direct Marketing Retail — 15.9%
Amazon.com, Inc.(a)	3,942	7,934,103
Booking Holdings, Inc.(a)	1,117	2,179,881
Netflix, Inc.(a)	6,711	2,467,501

		12,581,485
Internet Software & Services — 12.4%
Alibaba Group Holding Ltd. — ADR(a)	2,808	491,428
Alphabet, Inc., Class A(a)	3,306	4,072,331
Facebook, Inc., Class A(a)	10,284	1,807,207
MercadoLibre, Inc.	3,652	1,250,481
Tencent Holdings Ltd.	51,100	2,196,643

		9,818,090
IT Services — 9.0%
Mastercard, Inc., Class A	8,762	1,888,737
PayPal Holdings, Inc.(a)	14,447	1,333,891
Visa, Inc., Class A	26,680	3,919,025

		7,141,653
Life Sciences Tools & Services — 1.8%
Illumina, Inc.(a)	3,998	1,418,610

Machinery — 1.2%
Xylem, Inc.	12,185	924,963

Oil, Gas & Consumable Fuels — 0.8%
Pioneer Natural Resources Co.	3,402	594,329

Pharmaceuticals — 0.8%
Zoetis, Inc.	7,405	670,893

Professional Services — 3.0%
CoStar Group, Inc.(a)	3,189	1,410,048
Equifax, Inc.	7,495	1,004,105

		2,414,153
Road & Rail — 1.8%
Union Pacific Corp.	9,367	1,410,858

Semiconductors & Semiconductor Equipment — 3.2%
ASML Holding NV — NY Shares	6,567	1,346,563
NVIDIA Corp.	4,170	1,170,436

		2,516,999
Software — 16.3%
Activision Blizzard, Inc.	12,216	880,774
Adobe Systems, Inc.(a)	7,035	1,853,793
Autodesk, Inc.(a)	8,429	1,301,016
Electronic Arts, Inc.(a)	13,231	1,500,528
Intuit, Inc.	3,698	811,600
Microsoft Corp.	46,328	5,204,024

1

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock Capital Appreciation Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
salesforce.com, Inc.(a)	9,084	$1,386,945

		12,938,680
Specialty Retail — 3.1%
Home Depot, Inc.	4,378	878,971
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,073	1,578,980

		2,457,951
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	10,194	837,947

Total Long-Term Investments — 99.8% (Cost — $55,689,491)		79,000,888

Security	Shares	Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(b)(c)	608,652	$608,652
Total Short-Term Securities — 0.8% (Cost — $608,652)		608,652

Total Investments — 100.6% (Cost — $56,298,143)		79,609,540

Liabilities in Excess of Other Assets — (0.6)%		(456,998)

Net Assets — 100.0%		$79,152,542

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended August 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	562,638	46,014	608,652	$608,652	$2,464	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
CME	Chicago Mercantile Exchange
S&P	S&P Global Ratings

2

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock Capital Appreciation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$776,650	$—	$—	$776,650
Automobiles	515,839	—	—	515,839
Banks	1,537,477	—	—	1,537,477
Beverages	1,925,642	—	—	1,925,642
Biotechnology	739,075	—	—	739,075
Capital Markets	2,897,070	—	—	2,897,070
Chemicals	1,903,708	—	—	1,903,708
Construction Materials	741,141	—	—	741,141
Diversified Financial Services	1,015,632	—	—	1,015,632
Diversified Telecommunication Services	284,905	—	—	284,905
Equity Real Estate Investment Trusts (REITs)	1,112,999	—	—	1,112,999
Health Care Equipment & Supplies	3,185,699	—	—	3,185,699
Health Care Providers & Services	4,280,092	—	—	4,280,092
Hotels, Restaurants & Leisure	891,202	—	—	891,202
Industrial Conglomerates	1,467,146	—	—	1,467,146

3

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$12,581,485	$—	$—	$12,581,485
Internet Software & Services	7,621,447	2,196,643	—	9,818,090
IT Services	7,141,653	—	—	7,141,653
Life Sciences Tools & Services	1,418,610	—	—	1,418,610
Machinery	924,963	—	—	924,963
Oil, Gas & Consumable Fuels	594,329	—	—	594,329
Pharmaceuticals	670,893	—	—	670,893
Professional Services	2,414,153	—	—	2,414,153
Road & Rail	1,410,858	—	—	1,410,858
Semiconductors & Semiconductor Equipment	2,516,999	—	—	2,516,999
Software	12,938,680	—	—	12,938,680
Specialty Retail	2,457,951	—	—	2,457,951
Textiles, Apparel & Luxury Goods	837,947	—	—	837,947
Short-Term Securities:
Money Market Funds	608,652	—	—	608,652

	$77,412,897	$2,196,643	$—	$79,609,540

During the period ended August 31, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 0.0%

Diversified Financial Services — 0.0%
HoldCo 2 NPV, Class A(a)(b)		1,643,606	$—
HoldCo 2 NPV, Class B(a)(b)		163,576	—

Total Common Stocks — 0.0% (Cost — $—)			—

		Par (000)
Asset-Backed Securities — 14.0%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, 06/19/23	USD	450	443,314
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.55%), 2.89%, 06/25/34(c)		112	112,076
Argent Securities, Inc., Series 2005-W2, Class A2C, (1 mo. LIBOR US + 0.36%), 2.42%, 10/25/35(c)		88	88,607
AVANT Loans Funding Trust, Series 2018-A, Class A, 3.09%, 06/15/21(d)		155	155,365
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.25%), 2.56%, 02/26/35(c)		119	116,059
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, (1 mo. LIBOR + 0.43%), 2.49%, 09/10/20(c)		560	560,050
CLUB Credit Trust, Series 2018-NP1, Class A, 2.99%, 05/15/24(d)		207	206,845
Conn’s Receivables Funding LLC, Series 2018-A, Class A, 3.25%, 01/15/23(d)		350	349,925
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(e)		66	72,731
Countrywide Asset-Backed Certificates:
Series 2004-1, Class M1, (1 mo. LIBOR US + 0.50%), 2.81%, 03/25/34(c)		32	31,582
Series 2005-11, Class AF4, 4.46%, 03/25/34(e)		667	671,263
Drive Auto Receivables Trust:
Series 2016-CA, Class C, 3.02%, 11/15/21(d)		800	800,740
Series 2017-1, Class C, 2.84%, 04/15/22		800	798,964
Series 2017-2, Class C, 2.75%, 09/15/23		590	588,810
Series 2017-3, Class C, 2.80%, 07/15/22		400	398,764
Series 2017-3, Class D, 3.53%, 12/15/23(d)		500	498,081

Security		Par (000)	Value
Drive Auto Receivables Trust (continued):
Series 2018-3, Class B, 3.37%, 09/15/22	USD	50	$50,041
Exeter Automobile Receivables Trust(d):
Series 2015-1A, Class C, 4.10%, 12/15/20		228	229,609
Series 2017-2A, Class A, 2.11%, 06/15/21		173	173,120
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(d)		100	99,368
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.63%), 3.01%, 02/25/35(c)		125	126,019
Home Equity Mortgage Trust, Series 2004-4, Class M3, (1 mo. LIBOR US + 0.65%), 3.04%, 12/25/34(c)		66	65,681
Marlette Funding Trust, Class A (d):
Series 2017-1A, 2.83%, 03/15/24		147	146,527
Series 2017-2A, 2.39%, 07/15/24		225	224,984
Morgan Stanley ABS Capital I Trust, Inc., Series 2005-WMC1, Class M2, (1 mo. LIBOR US + 0.74%), 2.80%, 01/25/35(c)		17	16,982
National Collegiate Student Loan Trust(c):
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 2.27%, 11/25/27		180	179,791
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 2.33%, 03/26/29		435	429,757
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 2.30%, 07/25/30		497	489,795
Santander Drive Auto Receivables Trust:
Series 2016-1, Class C, 3.09%, 04/15/22		750	751,492
Series 2016-3, Class D, 2.80%, 08/15/22		450	445,431
Series 2017-2, Class B, 2.21%, 10/15/21		1,300	1,295,129
Series 2017-2, Class C, 2.79%, 08/15/22		730	726,788
Series 2017-2, Class D, 3.49%, 07/17/23		200	199,771
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 02/15/29(d)		146	146,412
SoFi Consumer Loan Program LLC, Class A(d):
Series 2017-3, 2.77%, 05/25/26		326	323,542

1

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
SoFi Consumer Loan Program LLC, Class A(d) (continued):
Series 2017-4, 2.50%, 05/26/26	USD	433	$428,921
SoFi Consumer Loan Program Trust, Series 2018-3, Class A1, 3.20%, 08/25/27(d)		190	190,255
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 2.91%, 12/15/20(c)(d)		750	750,801

Total Asset-Backed Securities — 14.0% (Cost — $13,383,338)			13,391,495

Corporate Bonds — 49.0%
Aerospace & Defense — 0.7%
L3 Technologies, Inc., 3.85%, 06/15/23		195	196,238
Rockwell Collins, Inc., 2.80%, 03/15/22		88	85,929
Spirit AeroSystems, Inc., 3.95%, 06/15/23		125	125,605
United Technologies Corp.:
3.65%, 08/16/23		200	200,840
3.95%, 08/16/25		65	65,335

			673,947
Auto Components — 0.4%
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20		200	201,000
Lear Corp., 3.80%, 09/15/27		231	217,918

			418,918
Banks — 4.9%
Banco Santander SA, 3.50%, 04/11/22		400	394,595
Barclays Bank PLC, 2.65%, 01/11/21		200	196,506
Barclays PLC, 4.34%, 05/16/24(e)		200	198,309
Capital One Financial Corp.:
2.40%, 10/30/20		175	171,763
3.45%, 04/30/21		106	106,164
Capital One NA/Mclean VA, 2.65%, 08/08/22		300	289,550
Compass Bank, 3.50%, 06/11/21		250	249,744
Discover Bank, 3.10%, 06/04/20		1,000	995,881
HSBC Bank USA NA, 4.88%, 08/24/20		400	411,810
HSBC Holdings PLC:
3.60%, 05/25/23		800	796,323
4.30%, 03/08/26		400	405,061
Synchrony Bank, 3.65%, 05/24/21		250	248,983
Wells Fargo Bank NA, 3.55%, 08/14/23		250	250,904

			4,715,593
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 01/12/24		45	44,815

Security		Par (000)	Value
Beverages (continued)
Constellation Brands, Inc., 3.70%, 12/06/26	USD	200	$192,446
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28(d)		65	65,973
Maple Escrow Subsidiary, Inc., 3.55%, 05/25/21(d)		110	110,241

			413,475
Biotechnology — 0.8%
Baxalta, Inc., 3.60%, 06/23/22		400	402,462
Celgene Corp., 2.25%, 08/15/21		400	387,875

			790,337
Capital Markets — 2.6%
Goldman Sachs Group, Inc.:
3.75%, 05/22/25		300	295,528
3.27%, 09/29/25(e)		200	192,576
3.75%, 02/25/26		700	685,793
Jefferies Group LLC, 4.85%, 01/15/27		304	301,662
Morgan Stanley:
2.75%, 05/19/22		200	195,073
3.88%, 01/27/26		600	592,156
4.30%, 01/27/45		200	193,070

			2,455,858
Chemicals — 0.3%
Westlake Chemical Corp., 3.60%, 08/15/26		300	283,760

Commercial Services & Supplies — 0.6%
Aviation Capital Group Corp., 6.75%, 04/06/21(d)		300	321,821
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(d)		200	205,500

			527,321
Communications Equipment — 0.4%
CommScope Technologies LLC, 5.00%, 03/15/27(d)		400	389,000

Construction Materials — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27		225	207,568

Consumer Discretionary — 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20		65	63,906

Consumer Finance — 3.5%
American Express Co., 2.50%, 08/01/22		250	240,797
Autodesk, Inc., 3.50%, 06/15/27		230	215,488
Ford Motor Credit Co. LLC:
2.43%, 06/12/20		245	239,583
3.16%, 08/04/20		1,000	987,740

2

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC (continued):
3.81%, 10/12/21	USD	200	$197,141
Synchrony Financial, 2.70%, 02/03/20		900	891,518
Total System Services, Inc., 4.00%, 06/01/23		200	201,346
Visa, Inc., 4.15%, 12/14/35		400	418,956

			3,392,569
Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc.(d):
5.13%, 07/15/23		100	99,625
7.00%, 07/15/24		100	101,600

			201,225
Diversified Financial Services — 6.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.25%, 07/01/20		250	253,186
3.30%, 01/23/23		200	193,785
4.13%, 07/03/23		200	199,695
Bank of America Corp.(e):
3.50%, 05/17/22		200	200,363
3.00%, 12/20/23		542	527,891
3.86%, 07/23/24		100	100,513
3.42%, 12/20/28		315	296,827
4.27%, 07/23/29		90	90,695
Citigroup, Inc., 4.08%, 04/23/29(e)		300	295,560
Credit Suisse Group AG, 4.28%, 01/09/28(d)		400	393,748
Deutsche Bank AG, 3.15%, 01/22/21		200	195,481
General Motors Financial Co., Inc.:
2.65%, 04/13/20		400	396,168
3.20%, 07/13/20		400	398,729
4.15%, 06/19/23		155	154,654
5.25%, 03/01/26		200	206,394
HSBC Holdings PLC, 3.03%, 11/22/23(e)		200	193,820
Intercontinental Exchange, Inc., 3.75%, 09/21/28		30	30,090
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(f)		300	292,039
3.30%, 04/01/26		1,300	1,254,479
4.20%, 07/23/29(e)		140	140,561
Lloyds Banking Group PLC, 4.45%, 05/08/25		200	201,884
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		45	45,184
3.46%, 03/02/23		200	199,140

Security		Par (000)	Value
Diversified Financial Services (continued)
ORIX Corp., 2.90%, 07/18/22	USD	80	$77,743

			6,338,629
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 3.95%, 01/15/25		400	394,379
Verizon Communications, Inc., 4.50%, 08/10/33		300	296,381

			690,760
Electric Utilities — 2.1%
Berkshire Hathaway Energy Co., 4.45%, 01/15/49(d)		100	101,003
Dominion Resources, Inc., 3.90%, 10/01/25		600	590,777
Eversource Energy, Series L, 2.90%, 10/01/24		170	162,424
Pacific Gas & Electric Co., 4.25%, 08/01/23(d)		145	145,931
Public Service Electric & Gas Co., 3.00%, 05/15/27		500	479,242
Southern Co., 3.25%, 07/01/26		500	470,736
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23		60	58,496

			2,008,609
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc., 3.25%, 09/08/24		85	80,152
Seagate HDD Cayman, 4.75%, 01/01/25(g)		100	95,852
Tyco Electronics Group SA, 3.13%, 08/15/27		40	37,889

			213,893
Energy Equipment & Services — 0.5%
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23		500	482,326

Equity Real Estate Investment Trusts (REITs) — 0.6%
Hospitality Properties Trust, 4.50%, 06/15/23		135	136,333
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26		100	100,000
Omega Healthcare Investors, Inc., 4.95%, 04/01/24		300	306,781

			543,114
Food & Staples Retailing — 0.4%
Lamb Weston Holdings, Inc.(d):
4.63%, 11/01/24		100	98,250
4.88%, 11/01/26		100	98,500

3

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Food & Staples Retailing (continued)
McCormick & Co., Inc., 2.70%, 08/15/22	USD	180	$175,286

			372,036
Food Products — 0.5%
Kraft Heinz Foods Co., 3.50%, 07/15/22		500	497,163

Health Care Equipment & Supplies — 1.8%
Baxter International, Inc., 2.60%, 08/15/26		250	229,480
Becton Dickinson & Co.:
2.40%, 06/05/20		110	108,198
2.89%, 06/06/22		105	102,265
3.36%, 06/06/24		667	644,448
Boston Scientific Corp., 6.00%, 01/15/20		500	519,406
Stryker Corp., 3.50%, 03/15/26		100	98,094
Zimmer Biomet Holdings, Inc., 3.70%, 03/19/23		55	55,110

			1,757,001
Health Care Providers & Services — 1.5%
Anthem, Inc.:
3.35%, 12/01/24		285	277,362
4.10%, 03/01/28		75	73,717
HCA, Inc., 5.88%, 05/01/23		200	210,000
Humana, Inc., 2.90%, 12/15/22		155	150,857
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		100	103,500
UnitedHealth Group, Inc., 3.10%, 03/15/26		600	580,069

			1,395,505
Hotels, Restaurants & Leisure — 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(d)		200	199,500

Household Durables — 0.3%
PulteGroup, Inc., 5.00%, 01/15/27		300	285,750

Household Products — 0.2%
Procter & Gamble Co., 2.45%, 11/03/26		250	232,704

Industrial Conglomerates — 0.2%
Vertiv Group Corp., 9.25%, 10/15/24(d)		200	205,500

Insurance — 0.7%
Aflac, Inc., 3.63%, 06/15/23		500	504,679
Willis North America, Inc., 3.60%, 05/15/24		200	195,782

			700,461
Internet Software & Services — 0.3%
Baidu, Inc., 3.88%, 09/29/23		200	199,366

Security		Par (000)	Value
Internet Software & Services (continued)
Booking Holdings, Inc., 3.55%, 03/15/28	USD	100	$96,560

			295,926
IT Services — 1.4%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		300	301,273
Dell International LLC/EMC Corp., 3.48%, 06/01/19(d)		500	501,665
DXC Technology Co., 4.25%, 04/15/24		300	301,532
First Data Corp., 5.00%, 01/15/24(d)		200	200,410

			1,304,880
Machinery — 0.2%
CNH Industrial Capital LLC, 3.88%, 10/15/21		100	99,750
Terex Corp., 5.63%, 02/01/25(d)		100	99,250

			199,000
Media — 2.4%
21st Century Fox America, Inc., 6.15%, 02/15/41		50	61,821
Altice US Finance I Corp., 5.50%, 05/15/26(d)		300	294,750
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20		1,000	1,002,983
Hughes Satellite Systems Corp., 6.63%, 08/01/26		200	191,500
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(d)		100	98,270
Time Warner, Inc., 4.05%, 12/15/23		600	607,298

			2,256,622
Metals & Mining — 0.7%
ArcelorMittal, 5.50%, 03/01/21		200	207,278
Vale Overseas Ltd., 6.25%, 08/10/26		400	439,552

			646,830
Multi-Utilities — 0.6%
Dominion Energy, Inc., 2.58%, 07/01/20		40	39,455
DTE Energy Co., Series D, 3.70%, 08/01/23		75	75,466
Sempra Energy:
2.90%, 02/01/23		30	29,046
3.75%, 11/15/25		400	392,003

			535,970
Office Supplies & Equipment — 0.6%
VMware, Inc.:
2.30%, 08/21/20		80	78,372
2.95%, 08/21/22		250	242,618

4

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Office Supplies & Equipment (continued)
VMware, Inc. (continued):
3.90%, 08/21/27	USD	300	$284,226

			605,216
Oil, Gas & Consumable Fuels — 2.8%
Andeavor, 3.80%, 04/01/28		145	139,819
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		100	110,625
5.88%, 03/31/25		100	106,250
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 03/15/20(d)		400	413,691
Energy Transfer Equity LP, 7.50%, 10/15/20		200	215,250
Energy Transfer Partners LP, 4.95%, 06/15/28		200	204,218
MPLX LP, 4.88%, 06/01/25		200	207,768
ONEOK, Inc.:
4.00%, 07/13/27		225	219,857
4.55%, 07/15/28		300	303,027
Petroleos Mexicanos, 6.75%, 09/21/47		100	92,568
Phillips 66, 3.90%, 03/15/28		100	99,179
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24		200	215,061
5.88%, 06/30/26		50	54,099
5.00%, 03/15/27		14	14,408
4.20%, 03/15/28		86	83,935
Valero Energy Corp., 3.40%, 09/15/26		250	238,380

			2,718,135
Paper & Forest Products — 0.1%
Masco Corp., 3.50%, 11/15/27		95	88,092

Pharmaceuticals — 3.0%
Actavis Funding SCS, 3.00%, 03/12/20		400	398,934
AstraZeneca PLC:
3.50%, 08/17/23		200	199,870
4.00%, 01/17/29		300	299,712
Elanco Animal Health, Inc., 4.27%, 08/28/23(d)		70	70,375
Johnson & Johnson, 2.95%, 03/03/27		452	439,790
Novartis Capital Corp., 3.40%, 05/06/24		1,000	1,002,820
Pfizer, Inc., 4.13%, 12/15/46		100	101,533
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(d)		200	186,000
Zoetis, Inc., 3.90%, 08/20/28		125	124,735

			2,823,769
Professional Services — 0.6%
IHS Markit, Ltd.:
4.13%, 08/01/23		370	370,888
4.75%, 08/01/28		45	45,394

Security		Par (000)	Value
Professional Services (continued)
Verisk Analytics, Inc., 4.00%, 06/15/25	USD	200	$198,518

			614,800
Semiconductors & Semiconductor Equipment — 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24		700	677,795
Maxim Integrated Products, Inc., 3.38%, 03/15/23		1,000	985,083
NVIDIA Corp., 3.20%, 09/16/26		200	194,915

			1,857,793
Software — 0.2%
CDK Global, Inc.:
5.88%, 06/15/26		20	20,533
4.88%, 06/01/27		60	58,950
MSCI, Inc., 4.75%, 08/01/26(d)		100	99,250

			178,733
Tobacco — 0.4%
Altria Group, Inc., 3.88%, 09/16/46		100	89,049
BAT Capital Corp., 2.76%, 08/15/22(d)		255	247,126

			336,175
Wireless Telecommunication Services — 2.2%
American Tower Corp.:
3.50%, 01/31/23		500	493,229
4.40%, 02/15/26		400	403,084
Crown Castle International Corp.:
5.25%, 01/15/23		600	631,284
3.20%, 09/01/24		125	119,416
Sprint Communications, Inc., 6.00%, 11/15/22		300	303,657
Vodafone Group PLC, 3.75%, 01/16/24		115	114,219

			2,064,889

Total Corporate Bonds — 49.0% (Cost — $47,793,256)			46,983,258

Floating Rate Loan Interests — 0.0%
Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 06/01/25(c)		16	15,822

Total Floating Rate Loan Interests — 0.0% (Cost — $15,772)			15,822

Foreign Agency Obligations — 0.4%
Mexico Government International Bond, 4.15%, 03/28/27		375	369,938
Uruguay Government International Bond, 4.98%, 04/20/55		50	50,150

Total Foreign Agency Obligations — 0.4% (Cost — $425,026)			420,088

5

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 0.8%
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65	USD	200	$225,694
Port Authority of New York & New Jersey, RB, 4.82%, 06/01/45		200	211,200
University of California, Refunding RB, Series J, 4.13%, 05/15/45		350	353,875

Total Municipal Bonds — 0.8% (Cost — $750,000)			790,769

Non-Agency Mortgage-Backed Securities — 2.0%
Collateralized Mortgage Obligations — 0.5%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 4.00%, 10/25/34(c)		78	76,996
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, (1 mo. LIBOR US + 0.88%), 2.94%, 11/25/34(c)		12	12,324
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 05/25/42(d)(e)		33	32,403
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19		11	11,392
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 3.97%, 03/26/36(d)(e)		60	60,358
STACR Trust, Series 2018-HRP1, Class M2, 3.71%, 04/25/43(d)(e)		250	252,626
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 3.81%, 11/25/34(e)		50	50,984
Series 2007-3, Class 3A1, 5.50%, 04/25/22		6	6,126

			503,209
Commercial Mortgage-Backed Securities — 1.5%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		71	65,063
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 04/20/50(d)		32	31,582

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 02/10/34(d)	USD	379	$377,524
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(d)(e)		150	150,320
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(e)		67	66,601
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7(e):
Class AJ, 5.95%, 07/10/38		382	350,445
Class AM, 5.95%, 07/10/38		58	57,757
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47		200	203,636
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(e)		210	16,703
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 08/15/50		90	91,755

			1,411,386

Total Non-Agency Mortgage-Backed Securities — 2.0% (Cost — $2,043,255)			1,914,595

U.S. Government Sponsored Agency Securities — 41.7%
Collateralized Mortgage Obligations — 7.3%
Fannie Mae Connecticut Avenue Securities:
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.26%, 01/25/30(c)		250	257,026
Series 2017-C07, Class 2M2A, 4.56%, 05/25/30(e)		250	256,728
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.96%, 07/25/24(c)		101	107,307
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.51%, 01/25/29(c)		120	134,530
Series 2015-C01, Class 2M2, (1 mo. LIBOR US + 4.55%), 6.61%, 02/25/25(c)		436	472,177
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.96%, 11/25/24(c)		90	102,953
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.06%, 11/25/24(c)		171	193,558

6

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 4.96%, 07/25/28(c)	USD	218	$223,343
Series 2017-DNA3, Class M1, 2.81%, 03/25/30(e)		329	329,886
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 3.41%, 03/25/29(c)		250	253,392
Series 2014-DN1, Class M2, (1 mo. LIBOR US + 2.20%), 4.26%, 02/25/24(c)		176	180,421
Series 2016-DNA2, Class M2, (1 mo. LIBOR US + 2.20%), 4.26%, 10/25/28(c)		681	687,979
Series 2016-HQA2, Class M2, (1 mo. LIBOR US + 2.25%), 4.31%, 11/25/28(c)		600	612,507
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 4.71%, 03/25/28(c)		607	617,280
Series 2015-HQA2, Class M2, (1 mo. LIBOR US + 2.80%), 4.86%, 05/25/28(c)		124	127,237
Series 2015-DNA3, Class M2, (1 mo. LIBOR US + 2.85%), 4.91%, 04/25/28(c)		667	690,562
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 5.86%, 03/25/25(c)		980	1,048,321
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.21%, 01/25/25(c)		418	449,480
Series 2014-DN4, Class M3, (1 mo. LIBOR US + 4.55%), 6.61%, 10/25/24(c)		195	216,722

			6,961,409
Commercial Mortgage-Backed Securities — 0.8%
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K057, 2.57%, 07/25/26		250	238,183
Series K062, 3.41%, 12/25/26		520	523,275

			761,458
Mortgage-Backed Securities — 33.6%
Fannie Mae Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 2.15%, 09/01/34(c)		192	191,446
3.00%, 08/01/46 — 09/13/47(h)		1,282	1,240,731

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
(6 mo. LIBOR US + 1.36%), 3.46%, 10/01/32(c)	USD	29	$29,645
(12 mo. LIBOR US + 1.36%), 3.47%, 04/01/35(c)		103	106,419
3.50%, 02/01/45 — 09/13/48(h)		2,827	2,817,838
(6 mo. LIBOR US + 1.10%), 3.51%, 05/01/33(c)		10	10,080
(1 year CMT + 1.94%), 3.81%, 04/01/35(c)		16	16,563
4.00%, 01/01/48 — 09/13/48(h)		3,919	3,990,915
4.50%, 02/01/48 — 09/13/48(h)		4,427	4,643,611
5.00%, 08/01/35 — 04/01/48		1,171	1,239,255
5.50%, 11/01/34 — 01/01/47		1,089	1,184,001
6.00%, 06/01/21 — 09/01/38		268	293,486
6.50%, 01/01/36		18	19,980
Freddie Mac Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 2.14%, 11/01/27(c)		102	101,524
3.00%, 08/01/46 — 06/01/47		246	238,586
3.50%, 09/01/44 — 09/13/48(h)		3,344	3,326,803
4.00%, 06/01/46 — 09/13/48(h)		6,510	6,641,899
(1 year CMT + 2.34%), 4.20%, 04/01/32(c)		35	37,226
(12 mo. LIBOR US + 1.79%), 4.36%, 09/01/32(c)		7	7,065
4.50%, 09/01/20 — 09/13/48(h)		455	472,274
5.00%, 07/01/23 — 07/01/48		1,004	1,062,984
5.50%, 11/01/37		1	956
6.00%, 10/01/21 — 04/01/38		37	38,618
6.50%, 09/01/38		2	2,258
Ginnie Mae Mortgage-Backed Securities:
3.00%, 05/20/45 — 09/21/48(h)		663	649,740
3.50%, 06/15/43 — 04/20/48(h)		2,461	2,473,232
4.00%, 09/21/47 — 03/20/48(h)		149	153,017
4.50%, 04/20/48 — 09/21/48(h)		198	205,923
5.00%, 05/20/48		900	947,015
6.50%, 12/20/37 — 07/15/38		83	94,732

			32,237,822

Total U.S. Government Sponsored Agency Securities — 41.7% (Cost — $40,164,595)			39,960,689

Total Long-Term Investments — 107.9% (Cost — $104,575,242)			103,476,716

7

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Short-Term Securities — 1.7%

Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(i)(j)		1,475,847	$1,475,847

Money Market Funds — 1.6% (Cost — $1,475,847)			1,475,847

		Par (000)
Time Deposits — 0.1%
Europe — 0.1%
Brown Brother Harriman & Co., (0.57) %, 12/31/49	EUR	109	126,674

Total Time Deposits — 0.1% (Cost — $126,674)			126,674

Total Short-Term Securities — 1.7% (Cost — $1,602,521)			1,602,521

Total Investments Before TBA Sale Commitments — 109.6% (Cost — $106,177,763)			105,079,237

Security		Par (000)	Value
TBA Sale Commitments — (0.5%)
Mortgage-Backed Securities — (0.5%)
Fannie Mae Mortgage-Backed Securities(h):
3.00%, 09/13/48	USD	212	$(205,172)
4.50%, 09/13/48		50	(51,921)
5.00%, 09/13/48		38	(40,183)
Freddie Mac Mortgage-Backed Securities(h):
3.50%, 09/13/48		150	(149,209)
4.00%, 09/13/48		25	(25,469)

Total TBA Sale Commitments — (0.5)% (Proceeds — $470,926)			(471,954)

Total Investments, Net of TBA Sale Commitments — 109.1% (Cost — $105,706,837)			104,607,283
Liabilities in Excess of Other Assets — (9.1)%			(8,714,787)

Net Assets — 100.0%			$95,892,496

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	When-issued security.
(h)	Represents or includes a TBA transaction.
(i)	Annualized 7-day yield as of period end.
(j)

During the period ended August 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,425,386	50,461	1,475,847	$1,475,847	$5,564	$—	$—

(a)	Includes net capital gain distributions, if applicable.

8

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease..

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Portfolio Abbreviations

ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
MSCI	Morgan Stanley Capital International
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Long U.S. Treasury Bond	22	12/19/18	$3,173	$(13,311)
Ultra Long U.S. Treasury Bond	54	12/19/18	8,603	(58,474)
2-Year U.S. Treasury Note	2	12/31/18	423	(128)
5-Year U.S. Treasury Note	30	12/31/18	3,402	(3,754)

				(75,667)

Short Contracts:
10-Year U.S. Treasury Note	13	12/19/18	1,563	1,796
10-Year U.S. Ultra Long Treasury Note	1	12/19/18	128	314

				2,110

				$(73,557)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

9

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock CoreAlpha Bond Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	$—	$13,391,495	$—	$13,391,495
Corporate Bonds	—	46,983,258	—	46,983,258
Floating Rate Loan Interests	—	15,822	—	15,822
Foreign Agency Obligations	—	420,088	—	420,088
Municipal Bonds	—	790,769	—	790,769
Non-Agency Mortgage-Backed Securities	—	1,914,595	—	1,914,595
U.S. Government Sponsored Agency Securities	—	39,960,689	—	39,960,689
Short-Term Securities:
Money Market Funds	1,475,847	—	—	1,475,847
Time Deposits	—	126,674	—	126,674
Liabilities:
Investments:
TBA Sale Commitments	—	(471,954)	—	(471,954)

	$1,475,847	$103,131,436	$—	$104,607,283

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$2,110	$—	$—	$2,110
Liabilities:
Interest rate contracts	(75,667)	—	—	(75,667)

	$(73,557)	$—	$—	$(73,557)

(a)	Derivative financial instruments are futures contracts. Futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2018, there were no transfers between levels.

10

Schedule of Investments (unaudited) August 31, 2018	FDP BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.1%

Aerospace & Defense — 1.1%
Lockheed Martin Corp.	756	$242,230
Northrop Grumman Corp.	1,669	498,180

		740,410
Banks — 16.7%
Bank of America Corp.	78,535	2,429,088
Citigroup, Inc.	32,681	2,328,194
JPMorgan Chase & Co.	25,069	2,872,406
KeyCorp	7,739	163,061
SunTrust Banks, Inc.	10,636	782,384
U.S. Bancorp	16,920	915,541
Wells Fargo & Co.	39,879	2,332,124

		11,822,798
Beverages — 1.5%
Diageo PLC	16,642	582,046
PepsiCo, Inc.	4,035	451,960

		1,034,006
Building Products — 0.5%
Johnson Controls International PLC	8,720	329,354

Capital Markets — 3.1%
Charles Schwab Corp.	5,932	301,286
Goldman Sachs Group, Inc.	3,450	820,445
Morgan Stanley	22,129	1,080,559

		2,202,290
Chemicals — 1.1%
DowDuPont, Inc.	11,503	806,705

Communications Equipment — 1.6%
Cisco Systems, Inc.	8,661	413,736
Motorola Solutions, Inc.	5,414	694,941

		1,108,677
Construction Materials — 0.6%
CRH PLC	13,684	454,590

Containers & Packaging — 0.3%
International Paper Co.	4,210	215,299

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.	9,996	229,408

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	1	31
BCE, Inc.	3,948	160,960
Verizon Communications, Inc.	43,876	2,385,538

		2,546,529
Electric Utilities — 3.7%
Edison International	4,273	280,864
FirstEnergy Corp.	22,735	849,834
NextEra Energy, Inc.	4,251	723,095

Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	17,059	$787,785

		2,641,578
Electrical Equipment — 0.1%
nVent Electric PLC	3,251	91,321

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	5,894	516,079

Food & Staples Retailing — 0.2%
Kroger Co.	3,381	106,501

Food Products — 1.5%
Danone SA	2,132	167,895
General Mills, Inc.	3,836	176,494
Kellogg Co.	5,827	418,320
Mondelez International, Inc., Class A	4,140	176,861
Nestle SA, Registered Shares	1,720	144,183

		1,083,753
Health Care Equipment & Supplies — 3.1%
Koninklijke Philips NV	25,312	1,130,994
Medtronic PLC	10,638	1,025,610

		2,156,604
Health Care Providers & Services — 8.2%
Aetna, Inc.	5,904	1,182,394
Anthem, Inc.	7,051	1,866,611
Cardinal Health, Inc.	5,983	312,253
CVS Health Corp.	7,529	566,482
Humana, Inc.	1,005	334,926
McKesson Corp.	4,132	531,995
Quest Diagnostics, Inc.	2,480	272,751
UnitedHealth Group, Inc.	2,780	746,319

		5,813,731
Household Durables — 0.2%
Newell Brands, Inc.	6,110	132,709

Household Products — 0.8%
Procter & Gamble Co.	6,648	551,452

Industrial Conglomerates — 2.9%
3M Co.	1,992	420,153
General Electric Co.	59,244	766,617
Honeywell International, Inc.	5,359	852,403

		2,039,173
Insurance — 6.1%
American International Group, Inc.	22,911	1,218,178
Arthur J Gallagher & Co.	4,931	355,722
Brighthouse Financial, Inc. (a)	1,436	59,608
Marsh & McLennan Cos., Inc.	6,052	512,181
MetLife, Inc.	30,091	1,380,876

1

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	5,721	$752,884

		4,279,449
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	4,302	337,406

Leisure Products — 0.4%
Mattel, Inc.(a)	16,430	253,515

Machinery — 0.2%
Pentair PLC	4,002	174,007

Media — 2.1%
Comcast Corp., Class A	32,642	1,207,427
Interpublic Group of Cos., Inc.	11,314	264,182

		1,471,609
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	14,500	759,075

Multiline Retail — 0.3%
Dollar General Corp.	1,999	215,352

Oil, Gas & Consumable Fuels — 11.6%
Anadarko Petroleum Corp.	1,911	123,068
BP PLC	186,401	1,327,392
Devon Energy Corp.	16,584	711,951
Enterprise Products Partners LP	28,053	802,316
Hess Corp.	13,280	894,275
Marathon Oil Corp.	13,199	283,911
Marathon Petroleum Corp.	9,784	805,125
ONEOK, Inc.	5,120	337,459
Suncor Energy, Inc.	41,437	1,706,376
TOTAL SA — ADR	7,510	471,178
Williams Cos., Inc.	25,617	758,007

		8,221,058
Personal Products — 0.7%
Unilever NV — NY Shares	8,735	502,088

Pharmaceuticals — 8.4%
AstraZeneca PLC	17,094	1,290,148
Bayer AG, Registered Shares	4,384	409,134
Merck & Co., Inc.	15,299	1,049,358
Novo Nordisk A/S — ADR	10,516	517,072

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	64,438	$2,675,466

		5,941,178
Professional Services — 0.9%
Experian PLC	14,089	350,866
Nielsen Holdings PLC	11,234	292,084

		642,950
Road & Rail — 0.6%
Union Pacific Corp.	2,812	423,543

Semiconductors & Semiconductor Equipment — 1.9%
QUALCOMM, Inc.	14,185	974,651
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	8,570	373,652

		1,348,303
Software — 5.7%
Constellation Software, Inc.	451	343,897
Microsoft Corp.	14,958	1,680,232
Oracle Corp.	40,739	1,979,101

		4,003,230
Specialty Retail — 0.9%
Lowe’s Cos., Inc.	5,517	599,974

Technology Hardware, Storage & Peripherals — 0.8%
Lenovo Group Ltd.	420,000	274,053
Samsung Electronics Co. Ltd., -GDR	290	309,720

		583,773
Tobacco — 1.1%
Altria Group, Inc.	13,233	774,395

Total Long-Term Investments — 95.1% (Cost — $51,640,062)		67,153,872

Short-Term Securities — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(b)(c)	3,429,025	3,429,025

Total Short-Term Securities — 4.9% (Cost — $3,429,025)		3,429,025

Total Investments — 100.0% (Cost — $55,069,087)		70,582,897
Other Assets Less Liabilities — 0.0%		15,435

Net Assets — 100.0%		$70,598,332

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock Equity Dividend Fund

(c)	During the period ended August 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss)(a	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,268,362	160,663	3,429,025	$3,429,025	$14,950	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

3

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$740,410	$—	$—	$740,410
Banks	11,822,798	—	—	11,822,798
Beverages	451,960	582,046	—	1,034,006
Building Products	329,354	—	—	329,354
Capital Markets	2,202,290	—	—	2,202,290
Chemicals	806,705	—	—	806,705
Communications Equipment	1,108,677	—	—	1,108,677
Construction Materials	—	454,590	—	454,590
Containers & Packaging	215,299	—	—	215,299
Diversified Financial Services	229,408	—	—	229,408
Diversified Telecommunication Services	2,546,529	—	—	2,546,529
Electric Utilities	2,641,578	—	—	2,641,578
Electrical Equipment	91,321	—	—	91,321
Electronic Equipment, Instruments & Components	516,079	—	—	516,079
Food & Staples Retailing	106,501	—	—	106,501
Food Products	771,675	312,078	—	1,083,753
Health Care Equipment & Supplies	1,025,610	1,130,994	—	2,156,604
Health Care Providers & Services	5,813,731	—	—	5,813,731
Household Durables	132,709	—	—	132,709
Household Products	551,452	—	—	551,452
Industrial Conglomerates	2,039,173	—	—	2,039,173
Insurance	4,279,449	—	—	4,279,449
IT Services	337,406	—	—	337,406
Leisure Products	253,515	—	—	253,515
Machinery	174,007	—	—	174,007
Media	1,471,609	—	—	1,471,609
Multi-Utilities	759,075	—	—	759,075
Multiline Retail	215,352	—	—	215,352
Oil, Gas & Consumable Fuels	6,893,666	1,327,392	—	8,221,058
Personal Products	502,088	—	—	502,088
Pharmaceuticals	4,241,896	1,699,282	—	5,941,178
Professional Services	292,084	350,866	—	642,950
Road & Rail	423,543	—	—	423,543
Semiconductors & Semiconductor Equipment	1,348,303	—	—	1,348,303
Software	4,003,230	—	—	4,003,230
Specialty Retail	599,974	—	—	599,974
Technology Hardware, Storage & Peripherals	309,720	274,053	—	583,773

4

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Tobacco	$774,395	$—	$—	$774,395
Short-Term Securities:
Money Market Funds	3,429,025	—	—	3,429,025

	$64,451,596	$6,131,301	$—	$70,582,897

During the period ended August 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) August 31, 2018	FDP BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.3%

Brazil — 2.4%
Itau Unibanco Holding SA, Preference Shares	169,794	$1,762,096

Canada — 2.2%
Suncor Energy, Inc.	40,461	1,665,567

China — 11.6%
Baidu, Inc. — ADR(a)	13,884	3,144,448
Bank of China Ltd., Class H	5,194,000	2,333,962
Ping An Insurance Group Co. of China Ltd., Class H	329,500	3,178,305

		8,656,715
France — 10.8%
Arkema SA	21,657	2,716,807
AXA SA	79,426	2,001,597
Engie SA	229,899	3,374,436

		8,092,840
Germany — 6.8%
BASF SE	24,102	2,227,158
Bayer AG, Registered Shares	30,880	2,881,855

		5,109,013
India — 4.4%
ICICI Bank Ltd.	680,536	3,291,974

Italy — 1.9%
Intesa Sanpaolo SpA	562,071	1,387,613

Japan — 14.4%
Mitsui Fudosan Co. Ltd.	102,600	2,347,573
Omron Corp.	36,700	1,643,349
Sony Corp.	76,900	4,372,736
Trend Micro, Inc.	37,900	2,383,065

		10,746,723
Mexico — 2.9%
Fomento Economico Mexicano SAB de CV	224,513	2,147,094

Netherlands — 2.0%
Aegon NV	248,553	1,493,186

Portugal — 2.1%
Banco Comercial Portugues SA, Class R(a)	5,368,387	1,564,033

Singapore — 1.8%
Sea Ltd., ADR(a)	95,354	1,358,794

Spain — 8.9%
Banco Bilbao Vizcaya Argentaria SA	373,219	2,319,017

Security	Shares	Value
Spain (continued)
CaixaBank SA	438,666	$1,955,397
Industria de Diseno Textil SA	77,664	2,346,895

		6,621,309
Switzerland — 6.5%
Cie Financiere Richemont SA, Registered Shares	28,414	2,508,985
Roche Holding AG	9,543	2,366,221

		4,875,206
United Kingdom — 9.7%
Associated British Foods PLC	61,653	1,832,800
British American Tobacco PLC	31,613	1,528,718
Burberry Group PLC	42,153	1,225,097
Diageo PLC	43,602	1,524,958
TechnipFMC PLC	37,221	1,140,079

		7,251,652
United States — 8.9%
BioMarin Pharmaceutical, Inc.(a)	23,045	2,304,039
Equinix, Inc.	5,216	2,274,854
Schlumberger Ltd.	33,284	2,102,218

		6,681,111

Total Long-Term Investments — 97.3% (Cost — $73,999,981)		72,704,926

Short-Term Securities — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(b)(c)	1,899,972	1,899,972

Total Short-Term Securities — 2.5% (Cost — $1,899,972)		1,899,972

Total Investments — 99.8% (Cost — $75,899,953)		74,604,898
Other Assets Less Liabilities — 0.2%		166,197

Net Assets — 100.0%		$74,771,095

1

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock International Fund (Percentages shown are based on Net Assets)

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended August 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,966,946	(1,066,974)	1,899,972	$1,899,972	$6,900	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) August 31, 2018	FDP BlackRock International Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$1,762,096	$—	$—	$1,762,096
Canada	1,665,567	—	—	1,665,567
China	3,144,448	5,512,267	—	8,656,715
France	—	8,092,840	—	8,092,840
Germany	—	5,109,013	—	5,109,013
India	—	3,291,974	—	3,291,974
Italy	—	1,387,613	—	1,387,613
Japan	—	10,746,723	—	10,746,723
Mexico	2,147,094	—	—	2,147,094
Netherlands	—	1,493,186	—	1,493,186
Portugal	—	1,564,033	—	1,564,033
Singapore	1,358,794	—	—	1,358,794
Spain	—	6,621,309	—	6,621,309
Switzerland	—	4,875,206	—	4,875,206
United Kingdom	1,140,079	6,111,573	—	7,251,652
United States	6,681,111	—	—	6,681,111
Short-Term Securities:
Money Market Funds	1,899,972	—	—	1,899,972

	$19,799,161	$54,805,737	$—	$74,604,898

During the period ended August 31, 2018, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: October 19, 2018